Significant Accounting Policies - Sale of General Partner Interest in TLP (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 01, 2016	Mar. 31, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Gain on disposal			$ 88,209	$ 287	$ 137
Deferred gain on sale of general partner interest in TLP, current			30,113	30,113
General Partner Interest in TLP
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Net proceeds from sale of general partner interest in TLP, net		$ 343,100
Gain on disposal		329,900
Deferred gain on disposal		204,600			$ 204,600
Deferred gain on disposal, amortization period	7 years
Recognized gain		$ 5,000	30,100	$ 30,100
Future Amortization
2019			30,113
2020			30,113
2021			29,593
2022			26,993
2023			22,494
Total			139,306
General Partner Interest in TLP | Accrued expenses and other payables
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Deferred gain on sale of general partner interest in TLP, current			30,100
General Partner Interest in TLP | Other noncurrent liabilities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Deferred gain on sale of general partner interest in TLP, noncurrent			$ 109,200